Adoption of IFRS 17 - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Increase (decrease) in equity		$ 15,766
Contractual service margin liability		21,466
Measurement of insurance contract liabilities effect of equity due to risk adjustments	$ 2,100
Measurement of insurance contract liabilities effect of equity due discount rates	1,500
Measurement of insurance contract liabilities effect of equity due to other revaluation changes	$ 3,100
IFRS 17 [Member]
Disclosure of Detailed Information About Adoption of IFRS 17 [Line Items]
Increase (decrease) in equity		$ 11,997